MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Schedule of Marketable Securities
	December 31,
	2020	2021
Level 2 securities:
U.S government and agency bonds	$4,192	275
Other foreign government bonds	2,006	-
Corporate bonds*	15,454	1,434
Total	$21,652	$1,709

* Investments in Corporate bonds rated A or higher.

Schedule of Changes in Fair Value of Marketable Securities
	December 31,
	2020	2021
Balance at beginning of the year	$40,966	21,652
Additions	32,322	6,716
Sale or maturity	(51,498)	(26,784)
Changes in fair value during the year	(138)	125
Balance at end of the year	$21,652	1,709